Discontinued Operations - Summary of Results and Cash Flows from Discontinued Operations (Parenthetical) (Details) - CAD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 24, 2019	Dec. 31, 2019
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Proceeds from sale of discontinued operations business, net of cash divested		$ 43,958
Transaction costs paid relating to the sale of discontinued operations business		$ 4,228
Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Income tax
Discontinued Operations | Bioseparations Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Income tax
Proceeds from sale of discontinued operations business, net of cash divested	43,958
Transaction costs paid relating to the sale of discontinued operations business	$ 4,228